Schedule of Amortization of Patents and Trademarks (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder year	$ 72
Year one	268	$ 241
Year two	265	232
Year three	239	230
Year four	219	208
Year five		189
Year six	1,469
Year seven		1,213
Total	$ 2,532	$ 2,313	$ 1,941